COMBINED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
COMBINED FINANCIAL INFORMATION
Schedule of Balance Sheet	Below is a summary of the financial information for each entity along with the elimination entries and other adjustments that aggregate to the combined financial statements:

Balance Sheet	As at December 31, 2022

	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
ASSETS
Non-current assets:
Investment properties	$8,839,571	—	—	$8,839,571
Investment in Granite LP(1)	—	40	(40)	—
Other non-current assets	167,189	—	—	167,189
	9,006,760	40	(40)	9,006,760
Current assets:
Assets held for sale	41,182	—	—	41,182
Other current assets	97,310	21	—	97,331
Intercompany receivable(2)	—	15,594	(15,594)	—
Cash and cash equivalents	135,020	61	—	135,081
Total assets	$9,280,272	15,716	(15,634)	$9,280,354

LIABILITIES AND EQUITY
Non-current liabilities:
Unsecured debt, net	$2,583,930	—	—	$2,583,930
Other non-current liabilities	596,759	—	—	596,759
	3,180,689	—	—	3,180,689
Current liabilities:
Unsecured debt, net	399,707	—	—	399,707
Intercompany payable(2)	15,594	—	(15,594)	—
Other current liabilities	203,935	15,676	—	219,611
Total liabilities	3,799,925	15,676	(15,594)	3,800,007

Equity:
Stapled unitholders’ equity	5,475,335	40	—	5,475,375
Non-controlling interests	5,012	—	(40)	4,972
Total liabilities and equity	$9,280,272	15,716	(15,634)	$9,280,354
(1)    Granite REIT Holdings Limited Partnership ("Granite LP") is 100% owned by Granite REIT and Granite GP.
(2)    Represents employee and trustee/director compensation related amounts which will be reimbursed by Granite LP.

Balance Sheet	As at December 31, 2021

	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
ASSETS
Non-current assets:
Investment properties	$7,971,158	—	—	$7,971,158
Investment in Granite LP(1)	—	38	(38)	—
Other non-current assets	109,010	—	—	109,010
	8,080,168	38	(38)	8,080,168
Current assets:
Assets held for sale	64,612	—	—	64,612
Other current assets	19,404	—	—	19,404
Intercompany receivable(2)	—	21,429	(21,429)	—
Cash and cash equivalents	402,059	454	—	402,513
Total assets	$8,566,243	21,921	(21,467)	$8,566,697

LIABILITIES AND EQUITY
Non-current liabilities:
Unsecured debt, net	$2,425,089	—	—	$2,425,089
Other non-current liabilities	655,699	—	—	655,699
	3,080,788	—	—	3,080,788
Current liabilities:
Intercompany payable(2)	21,429	—	(21,429)	—
Other current liabilities	142,492	21,883	—	164,375
Total liabilities	3,244,709	21,883	(21,429)	3,245,163

Equity:
Stapled unitholders’ equity	5,318,615	38	—	5,318,653
Non-controlling interests	2,919	—	(38)	2,881
Total liabilities and equity	$8,566,243	21,921	(21,467)	$8,566,697
(1)    Granite LP is 100% owned by Granite REIT and Granite GP.
(2)    Represents employee and trustee/director compensation related amounts which will be reimbursed by Granite LP.

Schedule of Income Statement

Income Statement	Year Ended December 31, 2022
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
Revenue	$455,579	—	—	$455,579
General and administrative expenses	29,465	—	—	29,465
Interest expense and other financing costs	50,967	—	—	50,967
Other costs and expenses, net	73,979	—	—	73,979
Share of (income) loss of Granite LP	—	(2)	2	—
Fair value losses on investment properties, net	219,728	—	—	219,728
Fair value gains on financial instruments, net	(11,383)	—	—	(11,383)
Loss on sale of investment properties	666	—	—	666
Income before income taxes	92,157	2	(2)	92,157
Income tax recovery	(63,665)	—	—	(63,665)
Net income	155,822	2	(2)	155,822
Less net income attributable to non-controlling interests	56	—	(2)	54
Net income attributable to stapled unitholders	$155,766	2	—	$155,768

Income Statement	Year Ended December 31, 2021
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
Revenue	$393,488	—	—	$393,488
General and administrative expenses	38,400	—	—	38,400
Interest expense and other financing costs	47,226	—	—	47,226
Other costs and expenses, net	53,913	—	—	53,913
Share of (income) loss of Granite LP	—	(13)	13	—
Fair value gains on investment properties, net	(1,298,865)	—	—	(1,298,865)
Fair value losses on financial instruments, net	1,214	—	—	1,214
Loss on sale of investment properties	761	—	—	761
Income before income taxes	1,550,839	13	(13)	1,550,839
Income tax expense	240,567	—	—	240,567
Net income	1,310,272	13	(13)	1,310,272
Less net income attributable to non-controlling interests	348	—	(13)	335
Net income attributable to stapled unitholders	$1,309,924	13	—	$1,309,937

Schedule of Statement of Cash Flows

Statement of Cash Flows	Year Ended December 31, 2022
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
OPERATING ACTIVITIES
Net income	$155,822	2	(2)	$155,822
Items not involving operating cash flows	135,088	(2)	2	135,088
Changes in working capital balances	292	(394)	—	(102)
Other operating activities	(13,312)	—	—	(13,312)
Cash provided by (used in) operating activities	277,890	(394)	—	277,496
INVESTING ACTIVITIES
Property acquisitions	(492,717)	—	—	(492,717)
Proceeds from disposals, net	63,943	—	—	63,943
Additions to income-producing properties	(54,933)	—	—	(54,933)
Additions to properties under development	(212,245)	—	—	(212,245)
Construction funds in escrow	(4,720)	—	—	(4,720)
Other investing activities	(65,884)	—	—	(65,884)
Cash used in investing activities	(766,556)	—	—	(766,556)
FINANCING ACTIVITIES
Distributions paid	(202,284)	—	—	(202,284)
Other financing activities	416,843	—	—	416,843
Cash provided by financing activities	214,559	—	—	214,559
Effect of exchange rate changes	7,069	—	—	7,069
Net decrease in cash and cash equivalents during the year	$(267,038)	(394)	—	$(267,432)

Statement of Cash Flows	Year Ended December 31, 2021
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
OPERATING ACTIVITIES
Net income	$1,310,272	13	(13)	$1,310,272
Items not involving operating cash flows	(1,051,650)	(13)	13	(1,051,650)
Changes in working capital balances	(1,675)	(371)	—	(2,046)
Other operating activities	5,688	—	—	5,688
Cash provided by (used in) operating activities	262,635	(371)	—	262,264
INVESTING ACTIVITIES
Property acquisitions	(925,447)	—	—	(925,447)
Proceeds from disposals, net	35,428	—	—	35,428
Additions to income-producing properties	(28,003)	—	—	(28,003)
Additions to properties under development	(71,168)	—	—	(71,168)
Construction funds released from escrow	8,341	—	—	8,341
Other investing activities	(44,575)	—	—	(44,575)
Cash used in investing activities	(1,025,424)	—	—	(1,025,424)
FINANCING ACTIVITIES
Distributions paid	(191,082)	—	—	(191,082)
Other financing activities	524,557	—	—	524,557
Cash provided by financing activities	333,475	—	—	333,475
Effect of exchange rate changes	918			918
Net decrease in cash and cash equivalents during the year	$(428,396)	(371)	—	$(428,767)